Capital Expenditures (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Capital expenditures		$ 99,578	$ 100,345	$ 92,072
Operating Segments [Member] | Dental Consumables, Endodontic and Dental Laboratory Businesses
Capital expenditures		48,862	44,993	43,964
Operating Segments [Member] | Healthcare, Orthodontic and Implant Businesses
Capital expenditures		34,830	41,215	38,512
Operating Segments [Member] | Select Developed and Emerging Markets Businesses
Capital expenditures		7,346	8,818	4,581
Corporate, Non-Segment [Member]
Capital expenditures	[1]	$ 8,540	$ 5,319	$ 5,015

[1]	Includes capital expenditures of Corporate headquarte